Earnings Per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 8: Earnings Per Share

Basic earnings per share is calculated by dividing net income (loss) by the weighted-average number of shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding, after giving effect to all dilutive potential common shares outstanding during the period. Common stock issued to The Tile Shop members other than ILTS and to Nabron in exchange for their direct or indirect ownership interests in The Tile Shop are retroactively reflected from January 1, 2011 as the number of shares outstanding in all periods prior to August 21, 2012 for the purpose of the earnings (loss) per share calculation. The additional shares issued as part of the Business Combination have been reflected as outstanding shares from August 21, 2012. All outstanding warrants and stock options have been excluded from the calculation for the nine months ended September 30, 2012, as their effect would have been anti-dilutive for both periods.

Basic and diluted earnings (loss) per share were calculated as follows:

	For the Nine Months Ended
	September 30
	2012	2011
Net income	$30,631,403	$24,686,641
Weighted-average shares outstanding - basic	33,544,079	32,000,000
Effect of diluted securities attributable to stock-based payments	0	0
Weighted-average shares outstanding - diluted	33,544,079	32,000,000
Earnings per share from continuing operations:
Basic	$0.91	$0.77
Diluted	$0.91	$0.77